Stock-Based Compensation (Details) - Schedule of Options Outstanding - Stock Based Compensation [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of Options Outstanding [Line Items]
Outstanding beginning, Shares (in Shares)	3,503,601	3,947,359	3,947,359
Outstanding beginning, Weighted Average Grant Date Fair Value	$ 1.87	$ 0.91	$ 0.91
Outstanding beginning, Weighted Average Exercise Price	$ 1.87	$ 1.74	$ 1.74
Outstanding beginning, Aggregate Intrinsic Value (in Dollars)	$ 6,554,541	$ 2,992,895	$ 2,992,895
Outstanding ending, Shares (in Shares)	3,276,343	3,967,959	3,503,601
Outstanding ending, Weighted Average Grant Date Fair Value	$ 1.89	$ 0.87	$ 1.87
Outstanding ending, Weighted Average Exercise Price	$ 1.87	$ 1.85	$ 1.87
Outstanding ending, Aggregate Intrinsic Value (in Dollars)	$ 3,673,399	$ 2,577,625	$ 6,554,541
Granted, Shares (in Shares)		166,931
Granted ,Weighted Average Grant Date Fair Value		$ 1.31
Granted, Weighted Average Exercise Price		$ 2.49
Exercised, Shares (in Shares)	(179,236)
Exercised, Weighted Average Grant Date Fair Value	$ 2.09
Exercised, Weighted Average Exercise Price	$ 1.91
Forfeited, Shares (in Shares)	(42,614)
Forfeited, Weighted Average Grant Date Fair Value	$ 1.02
Forfeited, Weighted Average Exercise Price	$ 2.03
Cancelled, Shares (in Shares)	(5,408)	(146,331)
Cancelled, Weighted Average Grant Date Fair Value	$ 1.94	$ 1.15
Cancelled, Weighted Average Exercise Price	$ 1.94	$ 2.25